Intangible Assets - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Software development
Opening balance	$ 95	$ 73
Additions		43
Depreciation	(28)	(21)
Closing balance	$ 67	$ 95